Acquisition of subsidiaries - Fair value of identifiable assets and liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	Aug. 04, 2022	Jul. 29, 2022
Assets
Cash equivalents		R$ 23,487			R$ 71,994
Trade receivables		93,255			203,871
Inventories	R$ 0	91,161			214,724
Other assets		24,252			63,839
Property, plant and equipment		3,360			8,525
Intangible assets		45,497			33,477
Identifiable assets acquired		281,012			596,430
Liabilities
Trade payables		135,435			229,963
Borrowings		61,793			25,756
Advances from customers		42,020
Provision for contingencies					10,245
Other liabilities		14,427			114,089
Liabilities assumed on acquisition		253,675			380,053
Total identifiable net assets at fair value		27,337			216,376
Non-controlling interests		2,007			14,389
Goodwill arising on acquisition		122,641			100,481
Consideration transferred		151,985			302,468
Cash paid		87,112			127,547
Shares issued					12,296
Payable in installments		R$ 64,873			R$ 162,625
Referencia Agroinsumos
Assets
Cash equivalents				R$ 8,135
Trade receivables				31,464
Inventories				43,680
Other assets				11,473
Property, plant and equipment				1,556
Intangible assets				30,494
Identifiable assets acquired				126,802
Liabilities
Trade payables				56,137
Borrowings				32,429
Advances from customers				40,757
Other liabilities				4,168
Liabilities assumed on acquisition				133,491
Total identifiable net assets at fair value				(6,689)
Non-controlling interests				2,007
Goodwill arising on acquisition				106,794
Consideration transferred				102,112
Cash paid				67,112
Payable in installments				R$ 35,000
CORAM
Assets
Cash equivalents			R$ 15,352
Trade receivables			61,791
Inventories			47,481
Other assets			12,779
Property, plant and equipment			1,804
Intangible assets			15,003
Identifiable assets acquired			154,210
Liabilities
Trade payables			79,298
Borrowings			29,364
Advances from customers			1,263
Other liabilities			10,259
Liabilities assumed on acquisition			120,184
Total identifiable net assets at fair value			34,026
Non-controlling interests			0
Goodwill arising on acquisition			15,847
Consideration transferred			49,873
Cash paid			20,000
Payable in installments			R$ 29,873
Floema
Assets
Cash equivalents									R$ 24,167
Trade receivables									19,892
Inventories									52,133
Other assets									11,739
Property, plant and equipment									1,152
Intangible assets									14,879
Identifiable assets acquired									123,962
Liabilities
Trade payables									88,902
Borrowings									0
Provision for contingencies									0
Other liabilities									1,543
Liabilities assumed on acquisition									90,445
Total identifiable net assets at fair value									33,517
Goodwill arising on acquisition									25,796
Consideration transferred									59,313
Cash paid									25,294
Shares issued									12,296
Payable in installments									R$ 21,723
Casa Trevo
Assets
Cash equivalents								R$ 12,306
Trade receivables								32,106
Inventories								61,734
Other assets								4,750
Property, plant and equipment								867
Intangible assets								1,676
Identifiable assets acquired								113,439
Liabilities
Trade payables								48,070
Borrowings								0
Provision for contingencies								10,245
Other liabilities								13,659
Liabilities assumed on acquisition								71,974
Total identifiable net assets at fair value								41,465
Non-controlling interests								6,220
Goodwill arising on acquisition								9,625
Consideration transferred								44,870
Cash paid								23,619
Shares issued								0
Payable in installments								R$ 21,251
Provecampo
Assets
Cash equivalents										R$ 10,479
Trade receivables										7,499
Inventories										11,320
Other assets										23
Property, plant and equipment										983
Intangible assets										12,117
Identifiable assets acquired										42,421
Liabilities
Trade payables										10,980
Borrowings										0
Provision for contingencies										0
Other liabilities										6,910
Liabilities assumed on acquisition										17,890
Total identifiable net assets at fair value										24,531
Non-controlling interests										0
Goodwill arising on acquisition										2,010
Consideration transferred										26,541
Cash paid										17,682
Shares issued										0
Payable in installments										R$ 8,859
Sollo Sul and Dissul
Assets
Cash equivalents							R$ 16,307
Trade receivables							132,467
Inventories							84,226
Other assets							46,663
Property, plant and equipment							2,372
Intangible assets							2,083
Identifiable assets acquired							284,118
Liabilities
Trade payables							80,811
Borrowings							25,756
Provision for contingencies							0
Other liabilities							87,921
Liabilities assumed on acquisition							194,488
Total identifiable net assets at fair value							89,630
Non-controlling interests							0
Goodwill arising on acquisition							57,719
Consideration transferred							147,349
Cash paid							52,832
Shares issued							0
Payable in installments							R$ 94,517
Cromo
Assets
Cash equivalents						R$ 8,735
Trade receivables						11,907
Inventories						5,311
Other assets						664
Property, plant and equipment						3,151
Intangible assets						2,722
Identifiable assets acquired						32,490
Liabilities
Trade payables						1,200
Borrowings						0
Provision for contingencies						0
Other liabilities						4,056
Liabilities assumed on acquisition						5,256
Total identifiable net assets at fair value						27,233
Non-controlling interests						8,169
Goodwill arising on acquisition						5,331
Consideration transferred						24,395
Cash paid						8,120
Shares issued						0
Payable in installments						R$ 16,275